Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	Feb. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid		$ 287	$ 301
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends paid	$ 2,000